Related Party Transactions (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales to related parties	30,061	29,110	29,065
Purchases from related parties	3,312	2,139	4,182
Amounts due from related parties	2,657	3,573	3,149
Amounts due to related parties	6,699	6,373	7,412